Document And Entity Information	Oct. 15, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Prologis, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001045609
Entity File Number	001-13545
Document Period End Date	Oct. 15, 2019
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	94-3281941
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of Each Class	Common Stock, $0.01 par value
Trading Symbol	PLD
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	Prologis, L.P.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001045610
Entity File Number	001-14245
Document Period End Date	Oct. 15, 2019
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3285362
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Prologis L P [Member] | 1.375% Notes due 2021 [Member]
Document And Entity Information [Line Items]
Title of Each Class	1.375% Notes due 2021
Trading Symbol	PLD/21
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member] | 3.000% Notes due 2022 [Member]
Document And Entity Information [Line Items]
Title of Each Class	3.000% Notes due 2022
Trading Symbol	PLD/22
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member] | 3.375% Notes due 2024 [Member]
Document And Entity Information [Line Items]
Title of Each Class	3.375% Notes due 2024
Trading Symbol	PLD/24
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member] | 3.000% Notes due 2026 [Member]
Document And Entity Information [Line Items]
Title of Each Class	3.000% Notes due 2026
Trading Symbol	PLD/26
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member] | 2.250% Notes due 2029 [Member]
Document And Entity Information [Line Items]
Title of Each Class	2.250% Notes due 2029
Trading Symbol	PLD/29
Name of Each Exchange on Which Registered	NYSE
Prologis L P [Member] | Floating Rate Notes due 2020 [Member]
Document And Entity Information [Line Items]
Title of Each Class	Floating Rate Notes due 2020
Trading Symbol	PLD/20B
Name of Each Exchange on Which Registered	NYSE